Employee Benefit Plans	12 Months Ended
Jul. 02, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans
12. EMPLOYEE BENEFIT PLANS
     Sysco has defined benefit and defined contribution retirement plans for its employees. Also, the company contributes to various multi-employer plans under collective bargaining agreements and provides certain health care benefits to eligible retirees and their dependents.
     Sysco maintains a qualified pension plan (Retirement Plan) that pays benefits to employees at retirement, using formulas based on a participant's years of service and compensation.
     The company's defined contribution 401(k) plan provides that under certain circumstances the company may make matching contributions of up to 50% of the first 6% of a participant's compensation. Sysco's expense related to this plan was $19.8 million in fiscal 2011, $22.8 million in fiscal 2010, and $30.2 million in fiscal 2009.
     Sysco's contributions to multi-employer pension plans, which include payments for voluntary withdrawals, were $32.8 million, $51.5 million, and $48.0 million in fiscal 2011, 2010 and 2009, respectively. Payments for voluntary withdrawals included in contributions were approximately zero, $17.4 million and $15.0 million in fiscal 2011, 2010 and 2009, respectively. See further discussion of Sysco's participation in multi-employer pension plans in Note 18, "Commitments and Contingencies."
     In addition to receiving benefits upon retirement under the company's Retirement Plan, participants in the Management Incentive Plan (see "Management Incentive Compensation" in Note 15, "Share-Based Compensation") will receive benefits under a Supplemental Executive Retirement Plan (SERP). This plan is a nonqualified, unfunded supplementary retirement plan.
Funded Status
     Accumulated pension assets measured against the obligation for pension benefits represents the funded status of a given plan. The funded status of Sysco's company-sponsored defined benefit plans is presented in the table below. The caption "Pension Benefits" in the tables below includes both the Retirement Plan and the SERP.

	Pension Benefits		Other Postretirement Plans
	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010
	(In thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$2,212,304	$1,551,944	$8,461	$7,197
Service cost	99,443	66,650	396	328
Interest cost	134,973	119,593	524	562
Amendments	8,252	—	987	—
Recognized net actuarial loss	121,913	523,432	157	734
Total disbursements	(60,225)	(49,315)	287	(360)

Benefit obligation at end of year	2,516,660	2,212,304	10,812	8,461

Change in plan assets:
Fair value of plan assets at beginning of year	1,666,972	1,244,085	—	—
Actual return on plan assets	337,889	174,269	—	—
Employer contribution	161,677	297,933	(287)	360
Total disbursements	(60,225)	(49,315)	287	(360)

Fair value of plan assets at end of year	2,106,313	1,666,972	—	—

Funded status at end of year	$(410,347)	$(545,332)	$(10,812)	$(8,461)

     In order to meet a portion of its obligations under the SERP, Sysco maintains life insurance policies on the lives of the participants with carrying values of $170.0 million as of July 2, 2011 and $149.5 million as of July 3, 2010. These policies are not included as plan assets or in the funded status amounts in the tables above and below. Sysco is the sole owner and beneficiary of such policies. The projected benefit obligation for the SERP of $402.0 million and $363.5 million as of July 2, 2011 and July 3, 2010, respectively, was included in Other long-term liabilities on the balance sheet.
     The amounts recognized on Sysco's consolidated balance sheets related to its company-sponsored defined benefit plans are as follows:

	Pension Benefits		Other Postretirement Plans
	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010
	(In thousands)
Current accrued benefit liability (Accrued expenses)	$(22,426)	$(21,574)	$(336)	$(333)
Non-current accrued benefit liability (Other long-term liabilities)	(387,921)	(523,758)	(10,476)	(8,128)

Net amount recognized	$(410,347)	$(545,332)	$(10,812)	$(8,461)

     Accumulated other comprehensive loss (income) as of July 2, 2011 consists of the following amounts that had not, as of that date, been recognized in net benefit cost:

		Other
	Pension Benefits	Postretirement Plans	Total
	(In thousands)
Prior service cost	$32,187	$1,450	$33,637
Net actuarial losses (gains)	784,382	(4,798)	779,584
Transition obligation	—	294	294

Total	$816,569	$(3,054)	$813,515

     Accumulated other comprehensive loss (income) as of July 3, 2010 consists of the following amounts that had not, as of that date, been recognized in net benefit cost:

		Other
	Pension Benefits	Postretirement Plans	Total
	(In thousands)
Prior service cost	$27,895	$648	$28,543
Net actuarial losses (gains)	948,389	(5,343)	943,046
Transition obligation	—	447	447

Total	$976,284	$(4,248)	$972,036

     The accumulated benefit obligation, which does not consider any salary increases, for the company-sponsored defined benefit pension plans was $2,325.2 million and $2,051.1 million as of July 2, 2011 and July 3, 2010, respectively.
     Information for plans with accumulated benefit obligation/aggregate benefit obligation in excess of fair value of plan assets is as follows:

	Pension Benefits		Other Postretirement Plans
	July 2, 2011(1)	July 3, 2010(1)	July 2, 2011	July 3, 2010
	(In thousands)
Accumulated benefit obligation/aggregate benefit obligation	$2,325,171	$2,051,115	$10,812	$8,461
Fair value of plan assets at end of year	2,106,313	1,666,972	—	—

(1)	Information under Pension Benefits as of July 2, 2011 and July 3, 2010 includes both the Retirement Plan and the SERP.
Components of Net Benefit Costs and Other Comprehensive Income
     The components of net company-sponsored pension costs for each fiscal year are as follows:

		2010
	2011	(53 Weeks)	2009
	(In thousands)
Service cost	$99,443	$66,650	$80,899
Interest cost	134,973	119,593	113,715
Expected return on plan assets	(131,921)	(104,860)	(127,422)
Amortization of prior service cost	3,960	4,209	3,793
Amortization of net actuarial loss	79,952	40,526	17,729

Net pension costs	$186,407	$126,118	$88,714

     The components of other postretirement benefit costs for each fiscal year are as follows:

		2010
	2011	(53 Weeks)	2009
	(In thousands)
Service cost	$396	$328	$490
Interest cost	524	562	624
Amortization of prior service cost	185	185	130
Amortization of net actuarial gain	(388)	(490)	(158)
Amortization of transition obligation	153	153	153

Net other postretirement benefit costs	$870	$738	$1,239

     Net company-sponsored pension costs increased $60.3 million in fiscal 2011 due primarily to a decrease in discount rates used to calculate our projected benefit obligation and related pension expense, partially offset by reduced amortization of expense from actuarial gains from higher returns on assets of Sysco's Retirement Plan during fiscal 2010. Net company-sponsored pension costs in fiscal 2012 are expected to decrease by approximately $27.3 million over fiscal 2011 due primarily to higher returns on assets of Sysco's Retirement Plan during fiscal 2011.
     Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) related to company-sponsored pension plans for each fiscal year are as follows:

	Pension Benefits
		2010
	2011	(53 Weeks)	2009
	(In thousands)
Amortization of prior service cost	$3,960	$4,209	$3,793
Amortization of net actuarial loss	79,952	40,526	17,729
Pension liability assumption (prior service cost)	—	—	(26,704)
Prior service cost arising in current year	(8,252)	—	(48)
Net actuarial gain (loss) arising in current year	84,055	(454,023)	(201,417)

Net pension costs	$159,715	$(409,288)	$(206,647)

     Other changes in benefit obligations recognized in other comprehensive (loss) income related to other postretirement plans for each fiscal year are as follows:

	Other Postretirement Plans
		2010
	2011	(53 Weeks)	2009
	(In thousands)
Amortization of prior service cost	$185	$185	$130
Amortization of net actuarial gain	(388)	(490)	(158)
Amortization of transition obligation	153	153	153
Prior service cost arising in current year	(987)	—	(527)
Net actuarial (loss) gain arising in current year	(157)	(733)	3,813

Net pension costs	$(1,194)	$(885)	$3,411

     Amounts included in accumulated other comprehensive loss (income) as of July 2, 2011 that are expected to be recognized as components of net company-sponsored benefit cost during fiscal 2012 are:

	Other
	Pension Benefits	Postretirement Plans	Total
	(In thousands)
Amortization of prior service cost	$4,805	$215	$5,020
Amortization of net actuarial losses (gains)	60,166	(331)	59,835
Amortization of transition obligation	—	153	153

Total	$64,971	$37	$65,008

Employer Contributions
     The company made cash contributions to its company-sponsored pension plans of $161.7 million and $297.9 million in fiscal years 2011 and 2010, respectively. The contributions in fiscal 2011 of $140.0 million to the Retirement Plan would normally have been made in fiscal 2012; there were no minimum required contributions for the calendar 2010 plan year to meet ERISA minimum funding requirements. The contributions in fiscal 2010 of $280.0 million to the Retirement Plan included the minimum required contribution for the calendar 2009 plan year to meet ERISA minimum funding requirements, as well as $140.0 million of contributions that would normally have been made in fiscal 2011. Additional contributions to the Retirement Plan are not currently anticipated in fiscal 2012, however we will evaluate our funding position at the end of fiscal 2012 and select the timing for a contribution at that time. The company's contributions to the SERP and other post-retirement plans are made in the amounts needed to fund current year benefit payments. The estimated fiscal 2012 contributions to fund benefit payments for the SERP and other postretirement plans are $23.1 million and $0.3 million, respectively.
Estimated Future Benefit Payments
     Estimated future benefit payments for vested participants, based on actuarial assumptions, are as follows:

		Other
	Pension Benefits	Postretirement Plans
	(In thousands)
2012	$65,259	$346
2013	71,326	455
2014	79,496	638
2015	88,530	802
2016	99,221	957
Subsequent five years	680,580	5,697
Assumptions
     Weighted-average assumptions used to determine benefit obligations as of year-end were:

	July 2, 2011	July 3, 2010
Discount rate — Retirement Plan	5.94%	6.15%
Discount rate — SERP	5.93	6.35
Discount rate — Other Postretirement Plans	5.94	6.32
Rate of compensation increase — Retirement Plan	5.30	5.30
     For determining the benefit obligations as of July 2, 2011 and July 3, 2010, the SERP calculations utilized an age-graded salary growth assumption.
     Weighted-average assumptions used to determine net company-sponsored pension costs and other postretirement benefit costs for each fiscal year were:

	2011	2010	2009
Discount rate — Retirement Plan	6.15%	8.02%	6.94%
Discount rate — SERP	6.35	7.14	7.03
Discount rate — Other Postretirement Plans	6.32	8.02	6.94
Expected rate of return — Retirement Plan	8.00	8.00	8.00
Rate of compensation increase — Retirement Plan	5.30	5.21	6.17
     For determining the net pension costs related to the SERP for fiscal 2011, the SERP calculations utilized an age-graded salary growth assumption. The calculation for fiscal 2010 utilized an age-graded salary growth assumption with reductions taken for determining fiscal 2010 pay due to base salary freezes in effect for fiscal 2010. The calculation for fiscal 2009 assumed various levels of base salary increase and decrease for determining pay for fiscal 2009 depending upon the participant's position with the company and a 7% salary growth assumption for all participants for fiscal 2010 and thereafter.
     A healthcare cost trend rate is not used in the calculations of postretirement benefit obligations because Sysco subsidizes the cost of postretirement medical coverage by a fixed dollar amount, with the retiree responsible for the cost of coverage in excess of the subsidy, including all future cost increases.
     For guidance in determining the discount rate, Sysco calculates the implied rate of return on a hypothetical portfolio of high-quality fixed-income investments for which the timing and amount of cash outflows approximates the estimated payouts of the company-sponsored pension plans. The discount rate assumption is reviewed annually and revised as deemed appropriate. The discount rate to be used for the calculation of fiscal 2012 net company-sponsored benefit costs for the Retirement Plan is 5.94%. The discount rate to be used for the calculation of fiscal 2012 net company-sponsored benefit costs for the SERP is 5.93%. The discount rate to be used for the calculation of fiscal 2012 net company-sponsored benefit costs for the Other Postretirement Plans is 5.94%.
     The expected long-term rate of return on plan assets assumption is net return on assets assumption, representing gross return on assets less plan expenses. The expected return is derived from a mathematical asset model that incorporates assumptions as to the various asset class returns, reflecting a combination of rigorous historical performance analysis and the forward-looking views of the financial markets regarding the yield on bonds, the historical returns of the major stock markets and returns on alternative investments. The rate of return assumption is reviewed annually and revised as deemed appropriate. The expected long-term rate of return to be used in the calculation of fiscal 2012 net company-sponsored benefit costs for the Retirement Plan is 7.75%.
Plan Assets
Investment Strategy
     The company's overall strategic investment objectives for the Retirement Plan are to preserve capital for future benefit payments and to balance risk and return commensurate with ongoing changes in the valuation of plan liabilities. In order to accomplish these objectives, the company oversees the Retirement Plan's investment objectives and policy design, decides proper plan asset class strategies and structures, monitors the performance of plan investment managers and investment funds and determines the proper investment allocation of pension plan contributions and withdrawals. The company has created an investment structure for the Retirement Plan that takes into account the nature of the Retirement Plan's liabilities. This structure ensures the Retirement Plan's investment are diversified within each asset class, in addition to being diversified across asset classes with the intent to build asset class portfolios that are structured without strategic bias for or against any subcategories within each asset class. The company has also created a set of investment guidelines for the Retirement Plan's investment managers to specify prohibited transactions, including borrowing of money except for real estate portfolios or private equity portfolios where leverage is a key component of the investment strategy and permitted in the investments' governing documents, the purchase of securities on margin unless fully collateralized by cash or cash equivalents or short sales, pledging, mortgaging or hypothecating of any securities except for loans of securities that are fully collateralized, market timing transactions and the direct purchase of the securities of Sysco or the investment manager. The purchase or sale of derivatives for speculation or leverage is also prohibited; however, investment managers are allowed to use derivative securities so long as they do not increase the risk profile or leverage of the manager's portfolio.
     The company's target and actual investment allocation as of July 2, 2011 is as follows:

	Target Asset
	Allocation	Actual Asset
	Range	Allocation
U.S. equity	23-31%	33%
International equity	23-31	28
Core fixed income	11-17	15
Long duration fixed income	10-18	13
High yield fixed income	6-12	9
Alternative investments	5-15	2

		100%

Sysco's investment strategy is implemented through a combination of balanced and specialist investment managers, passive investment funds and actively-managed investment funds. U.S. equity consists of both large-cap and small-to-mid-cap securities. Core fixed income investments include intermediate range U.S. government and agency securities, corporate bonds from diversified industries, asset-backed securities, mortgage-backed securities, other debt securities and derivative securities. Long duration fixed income investments include U.S. government and agency securities, corporate bonds from diversified industries, asset-backed securities, mortgage-backed securities, other debt securities and derivative securities. High yield fixed income consists of below investment grade corporate debt securities and may include derivative securities. Alternative investments may include private equity, private real estate, timberland, and commodities investments. Investment funds are selected based on each fund's stated investment strategy to align with Sysco's overall target mix of investments. Actual asset allocation is regularly reviewed and periodically rebalanced to the target allocation when considered appropriate. As of July 2, 2011, actual asset allocation varied from the stated target in certain categories, as alternative investment funding, primarily in private equity funds require contributions over a multi-year period. Until such capital is required, the company has chosen to invest these amounts in U.S. equities.
     As discussed above, the Retirement Plan's investments in equity, fixed income and alternative investments provide a range of returns and also expose the plan to investment risk. However, the investment policies put in place by the company require diversification of plan assets across issuers, industries and countries. As such, the Retirement Plan does not have significant concentrations of risk in plan assets.
Fair Value of Plan Assets
     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. an exit price). See Note 3, "Fair Value Measurements," for a description of the fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The following is a description of the valuation methodologies used for assets and liabilities measured at fair value.
     Cash and cash equivalents: Valued at amortized cost, which approximates fair value. Cash and cash equivalents is included as a Level 2 measurement in the table below.
     Equity securities: Valued at the closing price reported on the exchange market. If a stock is not listed on a public exchange, such as an American Depository Receipt or some preferred stocks, the stock is valued using an evaluated bid price based on a compilation of observable market information. Inputs used include yields, the underlying security "best price", adjustments for corporate actions and exchange prices of underlying and common stock of the same issuer. Equity securities valued at the closing price reported on the exchange market are classified as a Level 1 measurement in the table below; all other equity securities are included as a Level 2 measurement.
     Fixed income securities: Valued using evaluated bid prices based on a compilation of observable market information or a broker quote in a non-active market. Inputs used vary by type of security, but include spreads, yields, rate benchmarks, rate of prepayment, cash flows, rating changes and collateral performance and type. All fixed income securities are included as a Level 2 measurement in the table below.
     Investment funds: Valued at the net asset value (NAV) provided by the manager of each fund. The NAV is calculated as the underlying net assets owned by the fund, divided by the number of shares outstanding. The NAV is based on the fair value of the underlying securities within the fund. The real estate fund is valued at the NAV of shares held by the Retirement Plan, which is based on the valuations of the underlying real estate investments held by the fund. Each real estate investment is valued on the basis of a discounted cash flow approach. Inputs used include future rental receipts, expenses and residual values from a market participant view of the highest and best use of the real estate as rental property. All investment funds, with the exception of the real estate fund and private equity funds, are included as a Level 2 measurement in the table below. The real estate fund and private equity funds are included as Level 3 measurements.
     Derivatives: Valuation method varies by type of derivative security.
•	Credit default and interest rate swaps: Valued using evaluated bid prices based on a compilation of observable market information. Inputs used for credit default swaps include spread curves and trade data about the credit quality of the counterparty. Inputs used for interest rate swaps include benchmark yields, swap curves, cash flow analysis, and interdealer broker rates. Credit default and interest rate swaps are included as a Level 2 measurement in the table below.
•	Foreign currency contracts: Valued using a standardized interpolation model that utilizes the quoted prices for standard-length forward foreign currency contracts and adjusts to the remaining term outstanding on the contract being valued. Foreign currency contracts are included as a Level 2 measurement in the table below.
•	Futures and option contracts: Valued at the closing price reported on the exchange market for exchange-traded futures and options. Over-the-counter options are valued using pricing models that are based on observable market information. Exchange-traded futures and options are included as a Level 1 measurement in the table below; over-the-counter options are included as a Level 2 measurement.
     The following table presents the fair value of the Retirement Plan's assets by major asset category as of July 2, 2011:

	Assets Measured at Fair Value as of July 2, 2011
	Level 1	Level 2	Level 3	Total
		(In thousands)
Cash and cash equivalents [1]	$—	$112,217	$—	$112,217
U.S. equity:
U.S. large-cap [1]	139,048	357,712	—	496,760
U.S. small-to-mid-cap	166,890	—	—	166,890
International equity [2]	117,655	455,811	—	573,466
Core fixed income:
U.S. government and agency securities	—	62,691	—	62,691
Corporate bonds [1]	—	79,974	—	79,974
Asset-backed securities	—	8,704	—	8,704
Mortgage-backed securities, net [3]	—	129,941	—	129,941
Other [1]	—	17,905	—	17,905
Derivatives, net [4]	(34)	(340)	—	(374)
Long duration fixed income:
U.S. government and agency securities	—	79,970	—	79,970
Corporate bonds	—	139,916	—	139,916
Asset-backed securities	—	1,870	—	1,870
Mortgage-backed securities	—	11,810	—	11,810
Other [1]	—	39,997	—	39,997
Derivatives, net [5]	280	512	—	792
High yield fixed income [2]	—	191,583	—	191,583
Alternative investments:
Real estate [2]	—	—	30,615	30,615
Private equity [2]	—	—	1,480	1,480

Total investments at fair value	$423,839	$1,690,273	$32,095	$2,146,207

Other [6]				(39,894)

Fair value of plan assets at end of year				$2,106,313

[1]	Include direct investments and investment funds.

[2]	Include investments in investment funds only.

[3]	Include direct investments, investment funds and forward settling sales.

[4]	Include credit default swaps, interest rate swaps, and futures. The fair value of asset positions totaled $8.6 million; the fair value of liability positions totaled $9.0 million.

[5]	Include credit default swaps, interest rate swaps, foreign currency contracts, futures and options. The fair value of asset positions totaled $1.1 million; the fair value of liability positions totaled $0.3 million.

[6]	Include primarily plan receivables and payables, net.
     The following table presents the fair value of the Retirement Plan's assets by major asset category as of July 3, 2010:

	Assets Measured at Fair Value as of July 3, 2010
	Level 1	Level 2	Level 3	Total
		(In thousands)
Cash and cash equivalents [1]	$—	$71,327	$—	$71,327
U.S. equity:
U.S. large-cap [1]	259,621	161,228	—	420,849
U.S. small-to-mid-cap	172,930	—	—	172,930
International equity [2]	—	285,184	—	285,184
Fixed income long duration:
U.S. government and agency securities	—	178,097	—	178,097
Corporate bonds [1]	—	225,412	—	225,412
Asset-backed securities	—	12,108	—	12,108
Mortgage-backed securities, net [3]	—	124,312	—	124,312
Other [1]	—	48,452	—	48,452
Derivatives, net [4]	600	991	—	1,591
Fixed income high yield [2]	—	120,984	—	120,984
Alternative investments:
Real estate [2]	—	—	17,065	17,065

Total investments at fair value	$433,151	$1,228,095	$17,065	$1,678,311

Other [5]				(11,339)

Fair value of plan assets at end of year				$1,666,972

[1]	Include direct investments and investment funds.

[2]	Include investments in investment funds only.

[3]	Include direct investments, investment funds and forward settling sales.

[4]	Include credit default swaps, interest rate swaps, foreign currency contracts, futures and options. The fair value of asset positions totaled $13.5 million; the fair value of liability positions totaled $11.9 million.

[5]	Include primarily plan receivables and payables, net.

 The following table sets forth a summary of changes in the fair value of the Retirement Plan's Level 3 assets for each fiscal year:

	Real Estate	Private Equity	Total Level 3
	Fund	Funds	Measurements
	(In thousands)
Balance, June 27, 2009	$14,839	$—	$14,839
Actual return on plan assets:
Relating to assets still held at the reporting date	(1,545)	—	(1,545)
Relating to assets sold during the period	(15)	—	(15)
Purchases and sales, net	3,786	—	3,786
Transfers in and/or out of Level 3	—	—	—

Balance, July 3, 2010	$17,065	$—	$17,065
Actual return on plan assets:
Relating to assets still held at the reporting date	3,371	72	3,443
Relating to assets sold during the period	—	—	—
Purchases and sales, net	10,179	1,408	11,587
Transfers in and/or out of Level 3	—	—	—

Balance, July 2, 2011	$30,615	$1,480	$32,095